Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events
Note 22. Subsequent events
On March 1, 2026, the Company completed the acquisition of 100% of the shares of SCG Canada Inc., (“SCG”), a leading provider of hand‑held digital forensics solutions for unmanned aerial vehicles (UAVs), for total consideration of approximately $17 million, subject to customary transaction adjustments, and an immaterial service related contingent consideration. The Company has not completed its acquisition accounting for this transaction.